UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06350

Active Assets California Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (67.8%)
	Bay Area Toll Authority, CA,
$ 20,900	San Francisco Bay Area Toll Bridge 2006 Ser C-1	0.15%	04/06/12	04/01/45	$20,900,000
50,000	San Francisco Bay Area Toll Bridge 2007 Ser A-2	0.15	04/06/12	04/01/47	50,000,000
6,200	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.17	04/06/12	12/01/15	6,200,000
	California,
21,000	Ser 2003 C-2	0.15	04/06/12	05/01/33	21,000,000
60,000	Ser 2005 A Subser A-2-1	0.17	04/06/12	05/01/40	60,000,000
	California Educational Facilities Authority,
16,300	California Institute of Technology 2006 Ser A	0.14	04/06/12	10/01/36	16,300,000
11,000	California Institute of Technology Ser 1994	0.14	04/06/12	01/01/24	11,000,000
5,465	California Lutheran University Ser 2004 A	0.21	04/06/12	10/01/29	5,465,000
6,755	University of San Francisco Ser 2005 B	0.16	04/06/12	10/01/35	6,755,000
4,150	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.15	04/06/12	01/01/41	4,150,000
	California Health Facilities Financing Authority,
8,500	Catholic Healthcare West Ser 2011 C	0.14	04/06/12	03/01/47	8,500,000
5,800	Kaiser Permanente Ser 2006 C	0.18	04/06/12	06/01/41	5,800,000
9,245	Scripps Health Ser 2008 F	0.14	04/06/12	10/01/31	9,245,000
8,000	Scripps Health Ser 2010 C	0.11	04/06/12	10/01/40	8,000,000
18,150	Scripps Health Ser 2012 B	0.15	04/06/12	10/01/42	18,150,000
7,800	Scripps Health Ser 2012 C	0.11	04/06/12	10/01/42	7,800,000
19,355	Sisters of Charity of Leavenworth Health System Ser 2003	0.14	04/06/12	12/01/17	19,355,000
11,110	St. Joseph Health System Ser 2011 A	0.18	04/06/12	07/01/41	11,110,000
19,200	Stanford Hospital Ser 2008 B-1	0.16	04/06/12	11/15/45	19,200,000
	California Infrastructure & Economic Development Bank,
5,490	Le Lycee Francais de Los Angeles Ser 2006	0.17	04/06/12	09/01/36	5,490,000
3,700	Los Angeles SPCA Ser 2002 A	0.13	04/06/12	07/01/33	3,700,000
15,725	SRI International Ser 2003 A	0.19	04/06/12	09/01/28	15,725,000
21,900	California Municipal Finance Authority, Westmont College Ser 2010 A	0.16	04/06/12	01/01/40	21,900,000
	California Statewide Communities Development Authority,
22,930	Gas Supply Sacramento Municipal Utility District Ser 2010	0.18	04/06/12	11/01/40	22,930,000
27,900	Kaiser Permanente Ser 2003 C	0.18	04/06/12	08/15/25	27,900,000
28,000	Kaiser Permanente Ser 2009 C-1	0.18	04/06/12	04/01/46	28,000,000
19,100	Kaiser Permanente Ser 2009 C-3	0.18	04/06/12	04/01/45	19,100,000
18,000	Rady Children’s Hospital Ser 2008 C	0.16	04/06/12	08/15/36	18,000,000
11,620	The Master’s College Ser 2002	0.17	04/06/12	02/01/32	11,620,000
41,500	University of San Diego Ser 2005	0.16	04/06/12	10/01/45	41,500,000
4,235	Calleguas-Las Virgenes Public Financing Authority, CA, Municipal Water District Ser 2008 A	0.15	04/06/12	07/01/37	4,235,000
14,515	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.17	04/06/12	08/01/20	14,515,000
	East Bay Municipal Utility District, CA,
5,500	Water System Sub Refg Ser 2008 A-1	0.14	04/06/12	06/01/38	5,500,000
30,320	Water System Sub Refg Ser 2008 A-2	0.13	04/06/12	06/01/38	30,320,000
26,955	Water System Sub Refg Ser 2008 A-3	0.13	04/06/12	06/01/38	26,955,000
36,300	Water System Subser 2007 A Eagle #20080018 Class A (AGM)	0.19	04/06/12	06/01/37	36,300,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Eastern Municipal Water District, CA,
$ 20,075	Water & Sewer Ser 2008 B COPs	0.14%	04/06/12	07/01/35	$20,075,000
23,000	Water & Sewer Ser 2008 E COPs	0.15	04/06/12	07/01/33	23,000,000
11,900	Water & Sewer Ser 2008 G COPs	0.15	04/06/12	07/01/38	11,900,000
30,000	Emeryville Redevelopment Agency, CA, Bay Street Apartments Ser 2002 A (AMT)	0.18	04/06/12	10/15/36	30,000,000
2,000	Grossmont Union High School District, CA, 2010 Election of 2008 Ser B ROCs II-R Ser 11929	0.19	04/06/12	08/01/38	2,000,000
12,400	Hillsborough, CA, Water & Sewer System Ser 2003 A COPs	0.21	04/06/12	06/01/33	12,400,000
57,600	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.16	04/06/12	07/01/35	57,600,000
	JP Morgan Chase & Co., CA,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487	0.26	04/06/12	06/01/17	8,515,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504	0.19	04/06/12	02/01/33	18,260,000
43,300	Long Beach, CA, Memorial Health Services Ser 1991	0.18	04/06/12	10/01/16	43,300,000
10,000	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773	0.19	04/06/12	08/01/33	10,000,000
10,750	Los Angeles County Metropolitan Transportation Authority, CA, Prop C-2nd Sales Tax Ser 2009-C4	0.17	04/06/12	07/01/25	10,750,000
	Los Angeles Department of Water & Power, CA,
45,700	Power System 2001 Ser B Subser B-2	0.16	04/06/12	07/01/34	45,700,000
16,000	Power System 2001 Ser B Subser B-7	0.17	04/06/12	07/01/34	16,000,000
15,000	Power System 2001 Ser B Subser B-8	0.14	04/06/12	07/01/34	15,000,000
10,000	Power System 2002 Ser A Subser A-3	0.15	04/06/12	07/01/35	10,000,000
9,000	Power System 2002 Ser A Subser A-6	0.14	04/06/12	07/01/35	9,000,000
20,600	Power System 2002 Ser A Subser A-7	0.15	04/06/12	07/01/35	20,600,000
18,400	Water System 2001 Ser B Subser B-1	0.20	04/06/12	07/01/35	18,400,000
11,985	Los Angeles, CA, Wastewater System Subser 2008 C	0.17	04/06/12	06/01/28	11,985,000
	Los Rios Community College District, CA,
4,880	Election 2002 Ser C PUTTERs Ser 2972 (AGM)	0.19	04/06/12	02/01/13	4,880,000
4,600	Election 2008 Ser A ROCs II-R Ser 11953X	0.19	04/06/12	08/01/30	4,600,000
	Metropolitan Water District of Southern California,
12,775	Water 1999 Ser C	0.18	04/06/12	07/01/27	12,775,000
23,155	Water 2008 Ser A-2	0.17	04/06/12	07/01/37	23,155,000
14,990	Water 2010 Ser A	0.13	04/06/12	10/01/29	14,990,000
4,445	Modesto, CA, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.19	04/06/12	05/15/31	4,445,000
15,715	Morgan Hill Redevelopment Agency, CA, Ojo de Agua Tax Allocation Ser 2008 A	0.16	04/06/12	09/01/33	15,715,000
18,300	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.19	04/06/12	02/15/17	18,300,000
	Newport Beach, CA,
44,100	Hoag Memorial Hospital Presbyterian Ser 2008 C	0.16	04/06/12	12/01/40	44,100,000
10,000	Hoag Memorial Hospital Presbyterian Ser 2008 E	0.17	04/06/12	12/01/40	10,000,000
20,000	Orange County, CA, WLCO LF Partners Issue G of 1998 Ser 2	0.17	04/06/12	11/15/28	20,000,000
3,120	Palo Alto, CA, Election of 2008-Ser A 2010 ROCs II R-11859	0.22	04/06/12	02/01/18	3,120,000
29,225	Rancho Water District Financing Authority, CA, Ser 2008 B	0.15	04/06/12	08/15/31	29,225,000
23,000	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.19	04/06/12	03/01/34	23,000,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Riverside County, CA,
$ 8,100	1985 Ser A COPs	0.16%	04/06/12	12/01/15	$8,100,000
8,100	1985 Ser B COPs	0.15	04/06/12	12/01/15	8,100,000
17,800	Sacramento County Housing Authority, CA, Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.18	04/06/12	05/01/42	17,800,000
7,800	Sacramento County Sanitation Districts Financing Authority, CA, Sub Lien Ser 2008 E	0.16	04/06/12	12/01/40	7,800,000
	Sacramento Municipal Utility District, CA,
10,000	Sub Electric Ser 2012 L	0.16	04/06/12	08/15/41	10,000,000
10,000	Sub Electric Ser 2012 M	0.17	04/06/12	08/15/41	10,000,000
26,800	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.16	04/06/12	05/01/29	26,800,000
	San Francisco City & County Airport Commission, CA,
20,500	2009 Second Ser 36-A	0.16	04/06/12	05/01/26	20,500,000
14,310	2009 Second Ser 36-B	0.16	04/06/12	05/01/26	14,310,000
41,000	San Jose Financing Authority, CA, Civic Center Ser 2008 A	0.15	04/06/12	06/01/39	41,000,000
25,000	San Jose, CA, Almaden Lake Village Apts Ser 1997 A (AMT)	0.18	04/06/12	03/01/32	25,000,000
7,000	Santa Clara County Financing Authority, CA, El Camino Hospital Ser 2009 A	0.18	04/06/12	02/01/44	7,000,000
	Santa Clara Valley Transportation Authority, CA,
23,970	Sales Tax Ser 2008 A	0.13	04/06/12	06/01/26	23,970,000
9,455	Sales Tax Ser 2008 C	0.14	04/06/12	06/01/26	9,455,000
10,800	Santa Clara, CA, Multifamily The Grove Garden Apartments Ser 1997 A	0.17	04/06/12	02/15/27	10,800,000
5,860	Sequoia Union High School District, CA, Ser 2005 B PUTTERs Ser 2905Z (AGM)	0.19	04/06/12	07/01/14	5,860,000
31,860	Torrance, CA, Torrance Memorial Medical Center Ser 2010 B	0.21	04/06/12	09/01/45	31,860,000
15,360	West Basin Municipal Water District, CA, Ser 2008 A-1 COPs	0.22	04/06/12	08/01/27	15,360,000
15,025	West Hills Community College District, CA, Ser 2008 COPs	0.17	04/06/12	07/01/33	15,025,000
	Whittier, CA,
7,125	Presbyterian Intercommunity Hospital Ser 2009 A	0.16	04/06/12	06/01/36	7,125,000
39,200	Presbyterian Intercommunity Hospital Ser 2009 C	0.15	04/06/12	06/01/36	39,200,000

	Total Weekly Variable Rate Bonds (Cost $1,620,475,000)				1,620,475,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (10.2%)
	California Department of Water Resources,
8,921	Ser 1	0.09%	0.09%	04/04/12	8,921,000
8,037	Ser 1	0.13	0.13	04/04/12	8,037,000
	California Statewide Communities Development Authority,
5,000	Kaiser Permanente Ser 2004 E	0.16	0.16	05/17/12	5,000,000
25,800	Kaiser Permanente Ser 2004 I	0.16	0.16	05/17/12	25,800,000
8,000	Kaiser Permanente Ser 2009 B-5	0.22	0.22	06/20/12	8,000,000
22,500	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.16	0.16	06/20/12	22,500,000
	Sacramento Municipal Utility District, CA,
46,900	Ser K-1	0.10	0.10	04/05/12	46,900,000
21,000	Ser L-1	0.14	0.14	04/19/12	21,000,000
10,500	Ser L-1	0.15	0.15	05/09/12	10,500,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	San Diego County Water Authority, CA,
$ 27,000	Ser 4	0.09%	0.09%	04/04/12	$27,000,000
4,000	Ser 5	0.09	0.09	04/04/12	4,000,000
16,000	Ser 5	0.13	0.13	04/02/12	16,000,000
6,900	Ser 5	0.14	0.14	04/02/12	6,900,000
	University of California Regents,
24,400	Ser A	0.11	0.11	05/02/12	24,400,000
10,000	Ser A	0.14	0.14	06/01/12	10,000,000

	Total Commercial Paper (Cost $244,958,000)				244,958,000

		COUPON RATE(a)	DEMAND DATE(b)
	Daily Variable Rate Bonds (8.8%)
3,490	Alameda County Joint Powers Authority, CA, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (AGM)	0.20%	04/02/12	12/01/15	3,490,000
32,000	California, Ser 2003 A-3	0.17	04/02/12	05/01/33	32,000,000
	California Infrastructure & Economic Development Bank,
2,720	California Academy Ser 2008 E	0.20	04/02/12	09/01/38	2,720,000
31,000	Pacific Gas & Electric 2009 Ser C	0.15	04/02/12	12/01/16	31,000,000
3,000	Pacific Gas & Electric 2009 Ser D	0.12	04/02/12	12/01/16	3,000,000
24,025	California Municipal Finance Authority, Chevron USA, Inc. Ser 2010 A	0.15	04/02/12	11/01/35	24,025,000
19,045	California Statewide Communities Development Authority, Chevron USA, Inc. Ser 2002	0.15	04/02/12	05/15/24	19,045,000
3,233	Irvine Assessment District No. 00-18, CA, Improvement Bond Act 1915	0.15	04/02/12	09/02/26	3,233,000
10,116	Irvine Assessment District No. 94-13, CA, Improvement Bond Act 1915	0.15	04/02/12	09/02/22	10,116,000
3,689	Irvine Assessment District No. 94-15, CA, Improvement Bond Act 1915	0.15	04/02/12	09/02/20	3,689,000
5,210	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.15	04/02/12	09/02/22	5,210,000
	JP Morgan Chase & Co., CA,
42,000	Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.20	04/02/12	08/12/12	42,000,000
14,900	Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.20	04/02/12	08/12/12	14,900,000
10,500	Los Angeles Ser 2011 TRANs PUTTERs Ser 3965	0.20	04/02/12	08/12/12	10,500,000
4,710	University of California Regents, Medical Center Pooled Ser 2007 B-1	0.17	04/02/12	05/15/32	4,710,000

	Total Daily Variable Rate Bonds (Cost $209,638,000)				209,638,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (4.6%)
20,000	California, Ser 2011 A2 RANs, dtd 09/22/11	2.00%	0.40%	06/26/12	20,075,984
	California School Cash Reserve Program Authority,
10,000	2011-2012 Ser B, dtd 07/01/11	2.00	0.48	06/01/12	10,025,593
22,500	2011-2012 Ser F, dtd 07/01/11	2.00	0.43	06/01/12	22,559,495
4,000	2012 Ser P Senior, dtd 02/24/12	2.00	0.30	12/31/12	4,051,145
10,000	2012 Ser S, dtd 02/24/12	2.00	0.30	12/31/12	10,127,862
9,400	Los Angeles County Schools Pooled Financing Program, CA, Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00	0.35	12/31/12	9,516,198
5,000	Oakland, CA, Ser 2011 TRANs, dtd 07/08/11	2.00	0.38	06/29/12	5,019,828

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 28,000	San Diego County & School Districts, CA, Ser 2011 B-2 TRANs, dtd 07/01/11	2.00%	0.57%	04/30/12	$28,032,660

	Total Municipal Bonds & Notes (Cost $109,408,765)				109,408,765

		COUPON RATE(a)	DEMAND DATE(b)
	Closed-End Investment Companies (4.0%)
29,000	BlackRock MuniYield California Fund, Inc., (MYC), VRDP Ser W-7 (AMT)	0.31%	04/06/12	06/01/41	29,000,000
23,500	BlackRock MuniYield California Quality Fund, Inc., (MCA) VRDP Ser W-7 (AMT)	0.31	04/06/12	05/01/41	23,500,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., VRDP Ser 1-956	0.31	04/06/12	12/01/40	10,000,000
16,000	Nuveen California Municipal Market Opportunity Fund, Inc., VRDP Ser 1-498 (AMT)	0.33	04/06/12	03/01/40	16,000,000
6,500	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT)	0.31	04/06/12	12/01/40	6,500,000
5,000	Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT)	0.31	04/06/12	08/01/40	5,000,000
7,000	Nuveen Insured California Premium Income Municipal Fund 2, Inc., VRDP Ser 1-740 (AMT)	0.31	04/06/12	12/01/40	7,000,000

	Total Closed-End Investment Companies (Cost $97,000,000)				97,000,000

	Put Option Bonds (4.5%)
10,000	East Bay Municipal Utility District, CA, Wastewater System Ser 2011 A	0.19	02/01/13	06/01/38	10,000,000
29,185	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.19	10/08/12	07/01/30	29,185,000
11,365	RBC Municipal Products Trust, Inc., CA, Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24	0.23	04/02/12	07/01/31	11,365,000
25,000	Rib Floater Credit Enhanced Trust, CA, California RANs Ser B-1 Trust Receipts Ser 2012 FR-2U	0.22	05/22/12	06/28/12	25,000,000
19,735	Riverside, CA, Water Ser 2011 A	0.26	06/04/12	10/01/35	19,735,000
12,000	Sonoma-Marin Area Rail Transit District, CA, Measure Q Sales Tax Ser 2011 A	1.00	01/10/13	03/01/29	12,000,522

	Total Put Option Bonds (Cost $107,285,522)				107.285.522

	Total Investments (Cost $2,388,765,287) (c)			99.9%	2,388,765,287
	Other Assets in Excess of Liabilities			0.1	2,736,173

	Net Assets			100.0%	$2,391,501,460

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

    Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Active Assets California Tax-Free Trust

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Weekly Variable Rate Bonds	$—	$1,620,475,000	$—	$1,620,475,000
Commercial Paper	—	244,958,000	—	244,958,000
Daily Variable Rate Bonds	—	209,638,000	—	209,638,000
Municipal Bonds & Notes	—	109,408,765	—	109,408,765
Closed-End Investment Companies	—	97,000,000	—	97,000,000
Put Option Bonds	—	107,285,522	—	107,285,522
Total Assets	$—	$2,388,765,287	$—	$2,388,765,287

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012